Consolidated Balance Sheets (Parenthetical) - $ / shares		Jun. 30, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Ordinary shares, par value
Ordinary shares, authorized		500,000,000	500,000,000
Ordinary shares, issued	[1]	224,087,799	130,414,799
Ordinary shares, outstanding	[1]	224,087,799	130,414,799
Treasury shares		2,641,693	2,641,693

[1]	Net of 2,641,693 treasury shares of the Company held by the Company.